CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ (4,907)	$ (6,497)	$ 201
Adjustments required to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	554	548	575
Impairment of goodwill		587
Extinguishment and amortization expenses related to beneficial conversion feature and discount of convertible loans	1,116	2,684	43
Severance pay, net	37	53	(15)
Decrease (increase) in trade receivables, net	(1,360)	(607)	1,583
Decrease (increase) in other accounts receivable and prepaid expenses	(135)	81	13
Share based compensation to employees	111
Decrease (increase) in costs and estimated earnings in excess of billings	403	1,467	(599)
Decrease (increase) in inventories	(1,503)	(499)	153
Increase (decrease) in trade payables	592	602	(1,598)
Increase (decrease) in other accounts payable, accrued expenses and advances from customers, net	173	(1,437)	(172)
Net cash provided by (used in) operating activities from continuing operations	(4,919)	(3,018)	184
Cash flows from investing activities:
Purchase of property, plant and equipment	(411)	(366)	(296)
Decrease (increase) in deposits, net	11	(10)	2
Change in restricted deposits, net	356	6	392
Net cash provided by (used in) investing activities from continuing operations	(44)	(370)	98
Cash flows from financing activities:
Proceeds from convertible loans from shareholders	3,175		1,000
Issuance of Ordinary shares, net	5,796	7,430
Exercise of warrants	1,300
Proceeds from (repayment of) short-term bank credit, net	(1,841)	827	(298)
Repayment of short-term loans from shareholders	(2,988)	(5,030)	(1,230)
Net cash provided by (used in) financing activities from continuing operations	5,442	3,227	(528)
Net cash provided by (used in) operating activities from discontinued operations	298	253	(62)
Net cash used in investing activities from discontinued operations	(34)	(8)	(32)
Net cash provided by (used in) financing activities from discontinued operations
Effect of exchange rate changes of discontinued operation on cash and cash equivalents	(133)	(116)	(11)
Increase (decrease) in cash and cash equivalents	610	(32)	(351)
Cash and cash equivalents at the beginning of the year	1,754	1,786	2,137
Cash and cash equivalents at the end of the year	2,364	1,754	1,786
Less cash and cash equivalents of discontinued operation at the end of the year	1,159	1,020	1,075
Cash and cash equivalents at end of year, net of discontinued operations	1,205	734	711
Net cash paid during the year for:
Income taxes	16	15	35
Interest	658	2,106	57
Non-cash transactions
Conversion of convertible loan including unpaid interest	113
Transfer of inventory to property, plant and equipment	92	573	37
Purchase of property, plant and equipment in credit	$ 14	$ 62	$ 144